Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	$ 334,237	$ 333,654		$ 333,654		$ 333,654
Accumulated impairments	(114,123)	(114,123)		(104,023)		(100,675)
Accumulated divestiture related write-offs	(85,872)	(85,872)		(67,451)		(67,451)
Goodwill	134,242	133,659		162,180		165,528
Additions	583			0
Impairments		(10,100)	[1],[2]	(3,348)	[1],[2]
Divestitures	0	(18,421)	[2]	0
Net change in goodwill	583	(28,521)		(3,348)
Non Strategic [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	199,995	199,995		199,995		199,995
Accumulated impairments	(114,123)	(114,123)		(104,023)		(100,675)
Accumulated divestiture related write-offs	(85,872)	(85,872)		(67,451)		(67,451)
Goodwill	0	0		28,521		31,869
Additions	0	0		0
Impairments	0	(10,100)		(3,348)
Divestitures	0	(18,421)		0
Net change in goodwill	0	(28,521)		(3,348)
Regional Banking [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	36,238	36,238		36,238		36,238
Accumulated impairments	0	0		0		0
Accumulated divestiture related write-offs	0	0		0		0
Goodwill	36,238	36,238		36,238		36,238
Additions	0	0		0
Impairments	0	0		0
Divestitures	0	0		0
Net change in goodwill	0	0		0
Capital Markets [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross goodwill	98,004	97,421		97,421		97,421
Accumulated impairments	0	0		0		0
Accumulated divestiture related write-offs	0	0		0		0
Goodwill	98,004	97,421		97,421		97,421
Additions	583	0		0
Impairments	0	0		0
Divestitures		0		0
Net change in goodwill	$ 583	$ 0		$ 0

[1]	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.